FILED VIA EDGAR

July 31, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Red Cedar Fund Trust (the “Trust”)

File No. 811-23459

Ladies and Gentlemen:

On behalf of the Trust, we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains the Prospectus and the Statement of Additional Information for the Red Cedar Short Term Bond Fund, a series of the Trust. The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact me at (513) 869-4335.

Very truly yours,

/s/ Jesse D. Hallee

Jesse D. Hallee

Vice President and Senior Managing Counsel

cc:	Kelley Howes, Esq.

David Withrow

Matthew Swendiman

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450

www.ultimusfundsolutions.com